Related Party Transactions (Details) - Schedule of Key Management Personnel - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Transactions (Details) - Schedule of Key Management Personnel [Line Items]
Total	$ 868,010	$ 1,320,484
Short-term employee benefits paid or accrued to the CEO of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of Key Management Personnel [Line Items]
Total	177,178	177,165
Short-term employee benefits paid or accrued to the CFO of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of Key Management Personnel [Line Items]
Total	183,898	182,680
Short-term employee benefits paid or accrued to a member of the advisory board of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of Key Management Personnel [Line Items]
Total	54,518	113,759
Short-term employee benefits paid or accrued to the Chief Technology Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of Key Management Personnel [Line Items]
Total	156,193	154,095
Short-term employee benefits paid or accrued to a Director of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of Key Management Personnel [Line Items]
Total	138,473	146,835
Short-term employee benefits paid or accrued to the Chief People Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of Key Management Personnel [Line Items]
Total	108,973	101,675
Short-term employee benefits paid or accrued to the Chief Innovation Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants.
Related Party Transactions (Details) - Schedule of Key Management Personnel [Line Items]
Total		87,500
Short-term employee benefits paid or accrued to other directors and officers of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of Key Management Personnel [Line Items]
Total	$ 48,777	$ 356,775